Balance Sheet Details (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses and Other Current Assets
Prepaid contract research			$ 435
Prepaid maintenance agreements	98		92	67
Prepaid rent	79		69	92
Prepaid insurance	343		62	45
Prepaid other	145		51	220
Prepaid expenses and other current assets	665		786	424
Property and equipment
Useful life	3 years		3 years
Property and equipment, gross	4,090		4,020	3,806
Less accumulated depreciation and amortization	(3,732)		(3,471)	(2,815)
Property and equipment, net	358		549	991
Depreciation and amortization expense	261	518	656	827
Accrued Expenses
Clinical trial accrual	5,870		1,289	781
Accrued royalty payable			176	376
Other accrued liabilities	2,392		217	326
Accrued liabilities	8,262		1,682	1,483
Laboratory equipment
Property and equipment
Useful life	3 years		3 years
Property and equipment, gross	3,004		2,940	2,796
Computer equipment and software
Property and equipment
Useful life	3 years		3 years
Property and equipment, gross	232		226	179
Leasehold improvements
Property and equipment
Useful life	7 years		7 years
Property and equipment, gross	$ 854		$ 854	$ 831